SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
SHARE CAPITAL
Schedule of shares capital issued and outstanding

	Common Shares		Contributed
	Number	Amount	Surplus

Balance, January 1, 2016	667,649	$161,505,037	$20,569,110
Issued for cash pursuant to a private placement (ii)	118,170	7,090,200	—
Share issue costs (ii)	—	(35,540)	—
Issued for cash on exercise of options	1,014	152,976	(77,784)
Share-based payments	—	—	1,810,111
Balance, December 31, 2016	786,833	$168,712,673	$22,301,437
Common Shares issued from Series A Units and Series B Units (i)	221,025	—	—
Common Shares issued from exercise of Series D Warrants (ii)	18,750	1,127,057	—
Common Shares issued for cash on exercise of options	2,548	1,964,086	(1,729,134)
Share-based payments	—	—	2,484,543
Balance, December 31, 2017	1,029,156	$171,803,816	$23,056,846
Common Shares issued from exercise of Series B Warrants (iii)	13,152,807	54,119,300	—
Common Shares issued from exercise of Series F Warrants (iv)	2,957,397	42,990,737	—
Common Shares issued from exercise of Series C Warrants (v)	94,518	15,854,206	—
Common Shares issued from exercise of Series D Warrants (vi)	16,988	1,021,183	—
Common Shares issued from exercise of Convertible Notes (vii)	10,765,834	18,582,374	—
Common Shares issued for cash on exercise of options	503	88,917	(88,917)
Share-based payments	—	—	3,292,877
Balance, December 31, 2018	28,017,203	$304,460,533	$26,260,806
(i)

On November 17, 2017, Neovasc completed an underwritten public offering of 6,609,588 Series A Units and 19,066,780 Series B Units, at a price of $1.46 per Unit for gross proceeds of $37,487,497.  No amount has been recognized with respect to the Common Shares within equity because the fair value of the derivative instruments issued (being the warrants which form part of the units issued) exceeded the cash proceeds received.

(ii)

On December 27, 2017, 1,874,989 of the Series D Warrants that were issued as part of the Series B Units were exercised for cash proceeds of $18,750. In addition, the fair value of the related derivative liability of $1,108,307 (see Note 15) was recognized within equity upon exercise.

(iii)

During the year ended December 31, 2018, 13,152,808 Common Shares were issued on the exercise of 35,128,148 Series B Warrants. The related derivative liability of $32,988,998 (see Note 15) was derecognized at the dates of exercise.

(iv)

During the year ended December 31, 2018, 2,957,397 Common Shares were issued on the exercise of the 22,431,506 Series F Warrants. The related derivative financial liability of $29,085,125 (see Note 15) was derecognized at the dates of exercise.

(v)

During the year ended December 31, 2018, of the 10,273,972 Series C Warrants initially granted, 9,451,780 were exercised for 94,518 Common Shares, 9,451,780 Series A Warrants and 9,451,780 Series B Warrants and cash proceeds of $13,799,659. The related derivative financial liability of $4,459,249 (see Note 15) was derecognized at the dates of exercise.

(vi)

On January 30, 2018, 1,698,841 of the Series D Warrants that were issued as part of the Series B Units were exercised for cash proceeds of $16,988.  The related derivative financial liability of $1,004,195 was derecognized (see Note 15) at the date of exercise.

(vii)

During the year ended December 31, 2018, 10,765,834 Common Shares were issued on the conversion of   $17,640,000 of aggregate principal amount of Notes.  The $20,555,832 aggregate principal amount of Notes (see Note 15) was derecognized at the date of exercise.

Summary of stock option activity

		Weighted	Average
		average	remaining
	Number of	exercise	contractual life
	options	price	(years)
Options outstanding, January 1, 2016	81,282	293.06
Granted	1,697	364.77
Exercised	(1,013)	74.14
Forfeited	(3,316)	449.11
Options outstanding, December 31, 2016	78,650	$290.85	1.77
Options exercisable, December 31, 2016	67,978	$252.95	1.54
Granted	18,445	150.81
Exercised	(21,740)	82.36
Forfeited	(17,616)	183.06
Options outstanding, December 31, 2017	57,739	$384.90	2.28
Options exercisable, December 31, 2017	45,134	$397.66	1.94
Granted	3,660,530	3.03
Exercised	(499)	0.73
Forfeited	(12,027)	173.69
Expired	(8,091)	181.13
Options outstanding, December 31, 2018	3,697,652	$7.58	7.88
Options exercisable, December 31, 2018	1,462,535	$12.74	7.62

Summary of options outstanding by exercise price

The following table lists the options outstanding at December 31, 2018 by exercise price:

		Weighted average		Weighted average
	Options	remaining term	Options	remaining term
Exercise price	outstanding	(yrs)	exercisable	(yrs)
$0.88	899,000	7.92	299,666	7.92
$2.72	2,710,550	7.75	1,125,572	7.75
$6.00-$63.00	44,200	7.06	—	—
$63.01-$892	43,902	1.65	37,297	1.45
	3,697,652		1,462,535

The following table lists the options outstanding at December 31, 2017 by exercise price:

		Weighted average		Weighted average
	Options	remaining term	Options	remaining term
Exercise price	outstanding	(yrs)	exercisable	(yrs)
$185-$1,216	57,739	2.24	45,134	2.07
	57,739		45,134

The following table lists the options outstanding at December 31, 2016 by exercise price:

		Weighted average		Weighted average
	Options	remaining term	Options	remaining term
Exercise price	outstanding	(yrs)	exercisable	(yrs)
$0.01 - $200	44,330	0.96	43,570	0.95
$200 - 600	28,169	2.72	21,480	2.51
$600 – 905	6,151	3.28	2,928	3.26
	78,650		67,978

Estimate of fair value of options weighted average assumptions

	2018	2017	2016
Weighted average fair value	$1.64	$1.49	$3.02
Weighted average exercise price	$3.03	$190	$490
Weighted average share price at grant	$3.03	$190	$490
Dividend yield	nil	nil	nil
Volatility	72%	110%	76%
Risk-free interest rate	2.24%	1.12%	0.75%
Expected life	4 years	5 years	5 years
Forfeiture rate	7.00%	6.00%	1.00%

Schedule of warrants issued and exercised

						Weighted
						average
	As at					remaining
	November 17,			December 31,	Exercise	contractual
Warrants	2017	Issued	Exercised	2018	Price	life (years)
Series A Warrants	25,676,368	9,451,780	—	35,128,148	$1.61	4.13
Series B Warrants	25,676,368	9,451,780	(35,128,148)	—	$1.61	—
Series C Warrants	10,273,972		(9,451,780)	822,192	$1.46	0.63
Series D Warrants	3,573,830		(3,573,830)	—	$0.01	—
Series E Warrants	22,431,506		—	22,431,506	$1.61	4.13
Series F Warrants	22,431,506		(22,431,506)	—	$1.61	—